Deferred tax assets and liabilities - Significant temporary differences (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Temporary differences
Deferred tax liabilities before offsetting	€ 10,668	€ 8,581
Deferred tax assets	(8,546)	(7,166)
Deferred tax assets, gross
Temporary differences
Deferred tax assets	(17,150)	(16,231)
Accumulated impairment
Temporary differences
Deferred tax assets	8,604	9,065
Accelerated tax depreciation
Temporary differences
Deferred tax liabilities before offsetting	7,346	6,171
Leasing
Temporary differences
Deferred tax liabilities before offsetting	1,076	1,089
Leasing | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(1,091)	(1,113)
Derivatives
Temporary differences
Deferred tax liabilities before offsetting	916	27
Derivatives | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(343)	(2)
Difference between the fair value and the carrying amount of assets acquired
Temporary differences
Deferred tax liabilities before offsetting	408	415
Site restoration and abandonment (tangible assets)
Temporary differences
Deferred tax liabilities before offsetting	166	199
Application of the weighted average cost method in evaluation of inventories
Temporary differences
Deferred tax liabilities before offsetting	87	56
Unused tax losses | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(7,374)	(6,983)
Site restoration and abandonment (provisions for contingencies) | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(2,400)	(2,211)
Timing differences on depreciation and amortization | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(2,354)	(2,206)
Impairment losses | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(1,417)	(1,213)
Accruals for impairment losses and provisions for contingencies | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(1,095)	(1,371)
Over/Under lifting | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(219)	(211)
Employee benefits | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(155)	(213)
Unrealized intercompany profits | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(71)	(117)
Other temporary differences
Temporary differences
Deferred tax liabilities before offsetting	669	624
Other temporary differences | Deferred tax assets, gross
Temporary differences
Deferred tax assets	€ (631)	€ (591)